Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for doubtful accounts	$ 400	$ 400	$ 400
Preferred stock, shares authorized		18,247,518
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	0	61,462,320	61,462,320
Common stock, shares issued	0	34,274,718	34,274,718
Common stock, shares outstanding	0	34,274,718	34,274,718
Series A Convertible Preferred Stock
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	0	12,127,468	12,127,468
Preferred stock, shares issued	0	12,043,108	12,043,108
Preferred stock, shares outstanding	0	12,043,108	12,043,108
Liquidation preference		$ 17,915
Series B Convertible Preferred Stock
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	0	6,120,050	6,120,050
Preferred stock, shares issued	0	6,120,050	6,120,050
Preferred stock, shares outstanding	0	6,120,050	6,120,050
Liquidation preference		$ 37,500
Class A Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	0
Common stock, shares issued	7,203,271	0
Common stock, shares outstanding	7,203,271	0
Class B Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	0
Common stock, shares issued	53,073,459	0
Common stock, shares outstanding	53,073,459	0